Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Interim Financial Reporting [Abstract]
Disclosure of dividends announced and paid

	Pence per share			Cents per share					$ million
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Dividends announced and paid in cash
Preference shares							1	1	1
Ordinary shares
March	5.6922	5.5507	4.1595	7.270	6.610	5.460	1,218	1,183	1,068
June	5.6825	5.3089	4.3556	7.270	6.610	5.460	1,204	1,152	1,061
September	6.0498	5.7320	5.1684	8.000	7.270	6.006	1,297	1,249	1,140
December	6.2959	5.7367	4.9402	8.000	7.270	6.006	1,283	1,224	1,088
	23.7204	22.3283	18.6237	30.540	27.760	22.932	5,003	4,809	4,358
Dividend announced, paid in March 2025				8.000			1,265